SEGMENT REPORTING - Schedule of Reportable Segment (Details)	6 Months Ended
Jun. 30, 2025
IFM services [Member]
SEGMENT REPORTING - Schedule of Reportable Segment (Details) [Line Items]
Reportable segments	Encompass cleaning services, property and facility management, and security guard services, delivered as part of a unified service package. Cleaning services include commercial, hospitality, industrial, and disinfection work, while property and facility management covers maintenance, landscaping, administrative support, and compliance functions. Security services include on-site monitoring, safety inspection, and related support.
Manpower outsourcing services [Member]
SEGMENT REPORTING - Schedule of Reportable Segment (Details) [Line Items]
Reportable segments	Providing casual workers by comprehensively understanding the corporate customers’ requirements and matching their requirements with qualified casual workers from various kinds of work including, but not limited to, Food & Beverage Crews, Kitchen helper, retail assistant and etc.
Other services [Member]
SEGMENT REPORTING - Schedule of Reportable Segment (Details) [Line Items]
Reportable segments	including web design and development, digital marketing, and rental income from investment properties.